Long-Term Debt - Additional Information - Senior unsecured bonds (Detail)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Jun. 30, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt			$ 7,000,637,000	$ 7,384,086,000
Teekay Offshore [Member] | Five-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 300,000,000
Debt instrument, term	5 years
Debt instrument, carrying amount			$ 300,000,000
Debt instrument interest rate	6.00%
Teekay Offshore [Member] | Ten-year senior secured bonds [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 174,200,000
Debt instrument, term		10 years
Debt instrument interest rate		4.96%
Number of vessels | Vessel			2
Debt instrument, carrying amount			$ 149,400,000
Teekay Offshore [Member] | Senior Secured Bonds Mature in June 2024 [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 30,000,000
Debt instrument interest rate					4.27%
Carrying amount of long-term debt			$ 25,400,000